Supplementary Financial Statements Information (Financing Income, Net) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses:
Interest on short-term credits and bank charges			$ (50)	$ (26)	$ (30)
Interest on long-term principle shareholder loan	(27)	(22)	(73)	(54)	(42)
Exchange translation income (expenses), net			71	(24)	(2)
Financing expenses			(52)	(104)	(74)
Income:
Interest from banks and others			4	2	3
Financing expense, net	$ (57)	$ (70)	$ (48)	$ (102)	$ (71)